Cover	3 Months Ended
Mar. 31, 2020
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Vertiv Holdings Co
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001674101
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to update certain disclosures in the Registration Statement and to facilitate an offering of shares of our Class A common stock by a selling stockholder.
Post Effective Amendment Number	3